Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Wages and incentives	38	70
Legal and patents	11	42
Clinical and consulting	—	347
Accrued purchases of property and equipment	—	389
Other	71	99
Total accrued expenses and other current liabilities	$120	$947